Income Taxes (Details) - Schedule of company’s provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense (benefit)
Federal	$ 17	$ 3
State	21	20
Total	38	23
Deferred tax expense (benefit)
Federal
State
Total
Provision for income taxes	$ 38	$ 23